ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Details of Subsidiaries and PRC Domestic Entities
Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai Fang Chao Real Estate Broking Co., Ltd. (“Shanghai Fang Chao”)	June 3, 2015	PRC	Nil	Provision of real estate agency services

Chongqing Fang Tian Xia Real Estate Broking Co., Ltd. (“Chongqing Fang Tian Xia”)	May 27, 2015	PRC	100%	Provision of real estate agency services

Tianjin Fang Tian Xia Real Estate Broking Co., Ltd. (“Tianjin Fang Tian Xia”)	May 21, 2015	PRC	100%	Provision of real estate agency services

Suzhou Cun Fang Real Estate Broking Co., Ltd. (“Suzhou Cun Fang”)	May 21, 2015	PRC	100%	Provision of real estate agency services

Shanghai SouFun Cun Fang Real Estate Broking Co., Ltd. (“Shanghai SouFun Cun Fang”)	May 14, 2015	PRC	Nil	Provision of real estate agency services

Nanjing Cun Fang Real Estate Broking Co., Ltd. (“Nanjing Cun Fang”)	April 30, 2015	PRC	100%	Provision of real estate agency services

Shenzhen Fang Tian Xia Broking Co., Ltd. (“Shenzhen Fang Tian Xia”)	April 13, 2015	PRC	Nil	Provision of real estate agency services

Beijing Cun Fang Real Estate Broking Co., Ltd. (“Beijing Cun Fang”)	April 7, 2015	PRC	100%	Provision of real estate agency services

Beijing Fang Chao Real Estate Broking Co., Ltd. (“Beijing Fang Chao”)	March 6, 2015	PRC	Nil	Provision of real estate agency services

Shanghai Jia Tian Xia Financing Guarantee Co., Ltd. (“Shanghai Jia Tian Xia Financing Guarantee”)	January 22, 2015	PRC	100%	Provision of financing guarantee services

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai SouFun Microfinance Co., Ltd. (“Shanghai SouFun Microfinance”)	January 19, 2015	PRC	70%	Provision of financial services

Tianjin Jia Tian Xia Commercial Factoring Co., Ltd. (“Tianjian Jia Tian Xia Commercial Factoring”)	December 22, 2014	PRC	100%	Provision of commercial factoring services

Chongqing Tian Xia Dai Microfinance Co., Ltd. (“Chongqing Tian Xia Dai Microfinance”)	December 11, 2014	PRC	100%	Provision of financial services

Tianjin Jia Tian Xia Microfinance Co., Ltd. (“Tianjin Jia Tian Xia Microfinance”)	December 5, 2014	PRC	100%	Provision of financial services

Beijing Fang Tian Xia Decorative Engineering Co., Ltd. (“Beijing Fang Tian Xia Decorative Engineering”)	October 15, 2014	PRC	100%	Provision of home décor services

Beihai Tian Xia Dai Microfinance Co., Ltd. (“Beihai Tian Xia Dai Microfinance”)	September 12, 2014	PRC	100%	Provision of financial services

Jia Tian Xia Network Technology Co., Ltd. (“Jia Tian Xia Network Technology”)	April 15, 2014	PRC	100%	Provision of technology and information consultancy services

Beijing Tianxia Dai Information service Co., Ltd. (“Tianxia Dai Information”)	April 9, 2014	PRC	100%	Provision of finance information services

Wuhan SouFun Yi Ran Ju Ke Real Estate Broking Co., Ltd. (“Wuhan Yi Ran Ju Ke”)	December 13, 2013	PRC	Nil	Provision of real estate agency services and real estate information services

Hangzhou SouFun Network Technology Co., Ltd. (“Hangzhou SouFun Network”)	August 27, 2013	PRC	100%	Provision of technology and information consultancy services

Shanghai BaoAn Enterprise Co., Ltd. (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	75%	Lease, resale and management of property

Shanghai BaoAn Hotel Co., Ltd. (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	75%*	Operation and management of hotel, restaurant and other catering business

* Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”), a PRC Domestic Entity, owns the remaining 25% equity interest.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)**	July 25, 2012	PRC	Nil	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd. (“Zhongzhi XunBo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing Yi Ran Ju Ke”)	September 10, 2011	PRC	Nil	Provision of marketing services, rental services and real estate agency services

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co., Ltd. (“Beijing Tuo Shi”)	March 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

** Beijing Hua Ju Tian Xia was originally established as a WOFE by the Company in July 2012. In December 2014, the Company transferred its equity interest in Beijing Hua Ju Tian Xia to Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and simultaneously entered into a series of Contractual Agreements, as defined in Note 1, to obtain control over Beijing Hua Ju Tian Xia.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin Jia Tian Xia”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd. (“Beijing Zhong Zhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index	December 12, 2006	PRC	Nil	Provision of other value-added services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of real estate agency services, marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Carrying Amount of Assets and Liabilities
	As of December 31,
	2014	2015
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	28,856	51,164
Restricted cash, current	97,988	103,179
Short-term investments	22,774	2,002
Accounts receivable (net of allowance of US$4,719 and US$12,622 as of December 31, 2014 and 2015, respectively)	11,847	68,654
Funds receivable	-	383
Commitment deposits	47,312	10,246
Prepayments and other current assets	20,553	151,654
Deferred tax assets, current	1,462	-

Total current assets	230,792	387,282

Non-current assets:
Property and equipment, net	18,166	21,642
Long-term investments	120,819	256,837
Restricted cash, non-current	109,495	-
Deferred tax assets, non-current	271	-
Deposit for non-current assets	-	594
Prepayment for business acquisition	9,806	-
Other non-current assets	7,814	4,559

Total non-current assets	266,371	283,632

Total assets	497,163	670,914
	As of December 31,
	2014	2015
	US$	US$
Current liabilities:
Deferred revenue	30,671	46,455
Accrued expenses and other liabilities	64,846	109,727
Customer’s refundable fees	17,637	36,245
Income tax payable	6,742	1,872
Intercompany payable to the WOFEs	137,168	293,697

Total current liabilities	257,064	487,996

Non-current liabilities:
Other non-current liabilities	4	-

Total non-current liabilities	4	-

Total liabilities	257,068	487,996

Net assets	240,095	182,918

Result of Operations
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Total revenues	93,715	107,950	315,797
Net income (loss)	10,131	25,464	(41,831)

Summary of Cash Flow Activities
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Net cash generated from (used in) operating activities	211,049	113,176	(61,480)
Net cash generated from (used in) investing activities	14,427	(113,148)	(8,913)
Net cash (used in) generated from financing activities	(117,616)	(106,688)	95,078